Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.19	12.31.18
Other Contingencies	2,525,957	2,044,651
For Commercial Lawsuits/Legal matters	2,102,244	1,628,525
For Labor Lawsuits	169,013	148,157
For Claims and Credit Cards	1,097	1,688
For Guarantees Granted	1,142	1,757
For Other Contingencies	252,461	264,524
For Termination Benefits	171,358	133,720
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	44,345	42,995
Administrative, Disciplinary and Criminal Penalties	5,306	8,162

Total	2,746,966	2,229,528